Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ / shares in Units, $ in Millions	8 Months Ended	12 Months Ended
	Dec. 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 12,773	$ 12,185	$ 11,407
Dividends declared and paid per share (Mexican Peso per Share)	$ 0.7600
A
Disclosure of dividends [Line Items]
Dividends declared and paid		6,032	5,754	5,387
D
Disclosure of dividends [Line Items]
Dividends declared and paid		3,548	3,385	3,169
L
Disclosure of dividends [Line Items]
Dividends declared and paid		1,996	1,904	1,782
B
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 1,197	$ 1,142	$ 1,069